Dividend per ordinary share (Tables)	12 Months Ended
Dec. 31, 2022
Dividend per ordinary share [abstract]
Schedule of dividends to shareholders of the parent

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2020
- Interim dividend, paid in February 2021[1]	0.12	468
Total dividend in respect of 2020	0.12	468
In respect of 2021
- Interim dividend, paid in October 2021	0.21	820
- Final dividend, paid in May 2022	0.41	1,548
Total dividend in respect of 2021	0.62	2,368
In respect of 2022
- Interim dividend, paid in August 2022	0.17	636
- Final dividend declared	0.389	1,408
Total dividend in respect of 2022	0.559	2,044
1AGM declared the interim dividend of EUR 0.12 per ordinary share, paid in February 2021, as final dividend over 2020.